Tax situation - Effect of temporary differences (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets [Abstract]
Deferred tax assets	$ 164,351	$ 73,850
Deferred tax liability [Abstract]
Deferred Tax Liabilities, Net	$ 46,742	38,319
Sociedad Minera Cerro Verde S.A.A. [Member]
Deferred tax assets [Abstract]
Deferred tax assets		195,293	$ 254,083	$ 152,997
Deferred tax liability [Abstract]
Deferred Tax Liabilities, Net		617,650	645,576	518,528
Deferred tax liabilities before supplementary retirement fund		422,357	391,493	365,531
Supplementary Retirement Fund [Abstract]
Supplementary retirement fund, deferred liability		4,965	4,581	4,258
Total deferred income tax liabilities, net		427,322	396,074	369,789
Sociedad Minera Cerro Verde S.A.A. [Member] | Royalty Accrual [Member]
Deferred tax assets [Abstract]
Deferred tax assets		219	83,570	84,546
Sociedad Minera Cerro Verde S.A.A. [Member] | Provision For Remediation And Mine Closure [Member]
Deferred tax assets [Abstract]
Deferred tax assets		22,620	19,937	17,309
Sociedad Minera Cerro Verde S.A.A. [Member] | Unpaid Vacations [Member]
Deferred tax assets [Abstract]
Deferred tax assets		10,078	7,015	6,618
Sociedad Minera Cerro Verde S.A.A. [Member] | Provision For Mining Taxes Deferred Tax Assets [Member]
Deferred tax assets [Abstract]
Deferred tax assets		11,604	6,124	3,737
Sociedad Minera Cerro Verde S.A.A. [Member] | Cost of net asset for the construction of the tailing dam [Member]
Deferred tax assets [Abstract]
Deferred tax assets		139,635	125,621	30,033
Sociedad Minera Cerro Verde S.A.A. [Member] | Development Costs [Member]
Deferred tax assets [Abstract]
Deferred tax assets		47	59	72
Sociedad Minera Cerro Verde S.A.A. [Member] | Leases
Deferred tax assets [Abstract]
Deferred tax assets		709	931	406
Sociedad Minera Cerro Verde S.A.A. [Member] | Other Provisions [Member]
Deferred tax assets [Abstract]
Deferred tax assets		10,381	10,826	10,276
Sociedad Minera Cerro Verde S.A.A. [Member] | Difference In Depreciation Method Deferred Tax Liabilities [Member]
Deferred tax liability [Abstract]
Deferred Tax Liabilities, Net		529,124	545,636	458,307
Sociedad Minera Cerro Verde S.A.A. [Member] | Stripping Activity Asset [Member]
Deferred tax liability [Abstract]
Deferred Tax Liabilities, Net		59,673	43,187	33,661
Sociedad Minera Cerro Verde S.A.A. [Member] | Difference In Valuation Of Inventories Deferred Tax Liabilities [Member]
Deferred tax liability [Abstract]
Deferred Tax Liabilities, Net		24,960	18,479	14,885
Sociedad Minera Cerro Verde S.A.A. [Member] | Debt Issuance Costs [Member]
Deferred tax liability [Abstract]
Deferred Tax Liabilities, Net		28	412	933
Sociedad Minera Cerro Verde S.A.A. [Member] | Embedded derivatives for price adjustment of copper concentrate and cathode
Deferred tax liability [Abstract]
Deferred Tax Liabilities, Net		$ 3,865	$ 37,862	$ 10,742